Financial instruments risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Assets and Liabilities
Financial instruments by category

Financial assets:

	Fair value through profit or loss		Amortized cost
	2020	2019	2020	2019
	NIS in thousands
Cash and cash equivalents	-	-	201,822	121,860
Financial assets at fair value through profit or loss	168,400	141,543	-	-
Loans to others	-	-	18,707	17,650
Trade and other receivables	-	-	137,968	142,399
Total financial assets	168,400	141,543	358,497	281,909

Financial liabilities:

	Fair value through profit or loss		Amortized cost
	2020	2019	2020	2019
	NIS in thousands
Trade payables	-	-	23,474	24,650
Total financial liabilities	-	-	23,474	24,650

Schedule of Classification of Financial Instruments by Fair Value Hierarchy
The fair value hierarchy of financial instruments measured at fair value is provided below

	Level 1		Level 2		Level 3
	2020	2019	2020	2019	2020	2019
	NIS in thousands
Financial assets at fair value through profit or loss	154,700	141,543	-	-	13,700	-

Schedule of Reconciliation of Opening and Closing Fair Value
The reconciliation of the opening and closing fair value balance of financial instruments is provided below:

Financial assets at fair value through profit or loss:	Level 1	Level 3
	NIS in thousands
January 1, 2020	141,543	-
Purchases	73,450	9,273
Disposals	(61,984)	-
Gain (loss)	1,691	4,427
December 31, 2020	154,700	13,700

Schedule of Exchange rate risk
As of 31 December, the Company's net exposure to foreign exchange risk was as follows:

	2020	2019
Net foreign currency financial assets/(liabilities)	NIS in thousands
USD	10,942	24,400
EURO	(4,786)	2,502
Total net exposure	6,156	26,902

Schedule of Sensitivity Analysis
The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency rates. A positive number below indicates an increase in profit and other equity where the NIS strengthens 10% against the relevant currency. For a 10% weakening of the NIS against the relevant currency, there would be an equal and opposite impact on the profit and other equity, and the balances below would be negative.

	USD		EURO
	2020	2019	2020	2019
	NIS in thousands
Profit or loss	1,094	2,440	(479)	250